Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GOLDMAN SACHS TRUST
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000219203
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Clean Energy Income Fund
Class Name	Class A
Trading Symbol	GCEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$143	1.25%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Clean energy infrastructure securities produced strongly positive returns, as the rise of AI and digital infrastructure drove a surge in power consumption. Amid growing demand, the cost of renewables compared favorably with traditional power sources. Federal government incentives continued to support the renewables buildout.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Clean Energy Income Composite Index	Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)	S&P Global Clean Energy Index (Total Return, USD, Unhedged)	S&P 500® Index
11/20	$12,878	$13,627	$15,709	$12,386	$19,683	$12,123
11/21	$13,394	$14,173	$15,773	$12,252	$19,833	$15,508
11/22	$12,521	$13,249	$14,745	$11,612	$18,063	$14,079
11/23	$9,509	$10,063	$12,008	$11,130	$12,405	$16,028
11/24	$9,690	$10,254	$11,755	$11,982	$11,003	$21,460
11/25	$12,414	$13,136	$15,702	$15,170	$15,415	$24,679

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class A (Commenced June 26, 2020)	28.11%	-0.73%	5.16%
Class A including sales charges	21.08%	-1.84%	4.07%
Clean Energy Income Composite Index	33.58%	-0.01%	8.67%
Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)	26.61%	4.14%	7.98%
S&P Global Clean Energy Index (Total Return, USD, Unhedged)	40.10%	-4.77%	8.30%
S&P 500® Index	15.00%	15.27%	18.11%

Performance Inception Date	Jun. 26, 2020
AssetsNet	$ 41,248,154
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 300,309
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$41,248,154
# of Portfolio Holdings as of Period End	41
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$300,309

Holdings [Text Block]

Sector Allocation (%)

Clean Power	73.3%
Solar Tech	11.8%
Bioenergy	9.5%
Wind Tech	4.1%
Other	0.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000219205
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Clean Energy Income Fund
Class Name	Class C
Trading Symbol	GCEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$227	2.00%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Clean energy infrastructure securities produced strongly positive returns, as the rise of AI and digital infrastructure drove a surge in power consumption. Amid growing demand, the cost of renewables compared favorably with traditional power sources. Federal government incentives continued to support the renewables buildout.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Clean Energy Income Composite Index	Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)	S&P Global Clean Energy Index (Total Return, USD, Unhedged)	S&P 500® Index
11/20	$13,444	$13,580	$15,709	$12,386	$19,683	$12,123
11/21	$13,877	$14,017	$15,773	$12,252	$19,833	$15,508
11/22	$12,884	$13,014	$14,745	$11,612	$18,063	$14,079
11/23	$9,706	$9,804	$12,008	$11,130	$12,405	$16,028
11/24	$9,813	$9,912	$11,755	$11,982	$11,003	$21,460
11/25	$12,478	$12,605	$15,702	$15,170	$15,415	$24,679

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class C (Commenced June 26, 2020)	27.16%	-1.48%	4.36%
Class C including sales charges	26.15%	-1.48%	4.36%
Clean Energy Income Composite Index	33.58%	-0.01%	8.67%
Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)	26.61%	4.14%	7.98%
S&P Global Clean Energy Index (Total Return, USD, Unhedged)	40.10%	-4.77%	8.30%
S&P 500® Index	15.00%	15.27%	18.11%

Performance Inception Date	Jun. 26, 2020
AssetsNet	$ 41,248,154
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 300,309
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$41,248,154
# of Portfolio Holdings as of Period End	41
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$300,309

Holdings [Text Block]

Sector Allocation (%)

Clean Power	73.3%
Solar Tech	11.8%
Bioenergy	9.5%
Wind Tech	4.1%
Other	0.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000219200
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Clean Energy Income Fund
Class Name	Class P
Trading Symbol	GCEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$101	0.88%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Clean energy infrastructure securities produced strongly positive returns, as the rise of AI and digital infrastructure drove a surge in power consumption. Amid growing demand, the cost of renewables compared favorably with traditional power sources. Federal government incentives continued to support the renewables buildout.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Clean Energy Income Composite Index	Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)	S&P Global Clean Energy Index (Total Return, USD, Unhedged)	S&P 500® Index
11/20	$13,641	$15,709	$12,386	$19,683	$12,123
11/21	$14,240	$15,773	$12,252	$19,833	$15,508
11/22	$13,366	$14,745	$11,612	$18,063	$14,079
11/23	$10,183	$12,008	$11,130	$12,405	$16,028
11/24	$10,417	$11,755	$11,982	$11,003	$21,460
11/25	$13,395	$15,702	$15,170	$15,415	$24,679

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced June 26, 2020)	28.58%	-0.36%	5.53%
Clean Energy Income Composite Index	33.58%	-0.01%	8.67%
Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)	26.61%	4.14%	7.98%
S&P Global Clean Energy Index (Total Return, USD, Unhedged)	40.10%	-4.77%	8.30%
S&P 500® Index	15.00%	15.27%	18.11%

Performance Inception Date	Jun. 26, 2020
AssetsNet	$ 41,248,154
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 300,309
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$41,248,154
# of Portfolio Holdings as of Period End	41
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$300,309

Holdings [Text Block]

Sector Allocation (%)

Clean Power	73.3%
Solar Tech	11.8%
Bioenergy	9.5%
Wind Tech	4.1%
Other	0.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000219201
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Clean Energy Income Fund
Class Name	Class R6
Trading Symbol	GCEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$102	0.89%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Clean energy infrastructure securities produced strongly positive returns, as the rise of AI and digital infrastructure drove a surge in power consumption. Amid growing demand, the cost of renewables compared favorably with traditional power sources. Federal government incentives continued to support the renewables buildout.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Clean Energy Income Composite Index	Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)	S&P Global Clean Energy Index (Total Return, USD, Unhedged)	S&P 500® Index
11/20	$13,640	$15,709	$12,386	$19,683	$12,123
11/21	$14,248	$15,773	$12,252	$19,833	$15,508
11/22	$13,375	$14,745	$11,612	$18,063	$14,079
11/23	$10,184	$12,008	$11,130	$12,405	$16,028
11/24	$10,419	$11,755	$11,982	$11,003	$21,460
11/25	$13,398	$15,702	$15,170	$15,415	$24,679

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced June 26, 2020)	28.59%	-0.36%	5.54%
Clean Energy Income Composite Index	33.58%	-0.01%	8.67%
Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)	26.61%	4.14%	7.98%
S&P Global Clean Energy Index (Total Return, USD, Unhedged)	40.10%	-4.77%	8.30%
S&P 500® Index	15.00%	15.27%	18.11%

Performance Inception Date	Jun. 26, 2020
AssetsNet	$ 41,248,154
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 300,309
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$41,248,154
# of Portfolio Holdings as of Period End	41
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$300,309

Holdings [Text Block]

Sector Allocation (%)

Clean Power	73.3%
Solar Tech	11.8%
Bioenergy	9.5%
Wind Tech	4.1%
Other	0.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000219204
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Clean Energy Income Fund
Class Name	Institutional Class
Trading Symbol	GCEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$102	0.89%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Clean energy infrastructure securities produced strongly positive returns, as the rise of AI and digital infrastructure drove a surge in power consumption. Amid growing demand, the cost of renewables compared favorably with traditional power sources. Federal government incentives continued to support the renewables buildout.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	S&P Global Clean Energy Index (Total Return, USD, Unhedged)	Clean Energy Income Composite Index	Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)	S&P 500® Index
5/7/20	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/20	$1,364,000	$1,968,341	$1,570,900	$1,238,579	$1,212,300
11/21	$1,424,698	$1,983,346	$1,577,341	$1,225,236	$1,550,774
11/22	$1,337,222	$1,806,284	$1,474,498	$1,161,191	$1,407,948
11/23	$1,019,097	$1,240,464	$1,200,831	$1,113,031	$1,602,808
11/24	$1,041,313	$1,100,257	$1,175,494	$1,198,170	$2,145,999
11/25	$1,339,961	$1,541,466	$1,570,224	$1,516,996	$2,467,899

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Institutional Shares (Commenced June 26, 2020)	28.68%	-0.36%	5.54%
Clean Energy Income Composite Index	33.58%	-0.01%	8.67%
Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)	26.61%	4.14%	7.98%
S&P Global Clean Energy Index (Total Return, USD, Unhedged)	40.10%	-4.77%	8.30%
S&P 500® Index	15.00%	15.27%	18.11%

Performance Inception Date	Jun. 26, 2020
AssetsNet	$ 41,248,154
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 300,309
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$41,248,154
# of Portfolio Holdings as of Period End	41
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$300,309

Holdings [Text Block]

Sector Allocation (%)

Clean Power	73.3%
Solar Tech	11.8%
Bioenergy	9.5%
Wind Tech	4.1%
Other	0.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000219206
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Clean Energy Income Fund
Class Name	Investor Class
Trading Symbol	GCEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$114	1.00%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Clean energy infrastructure securities produced strongly positive returns, as the rise of AI and digital infrastructure drove a surge in power consumption. Amid growing demand, the cost of renewables compared favorably with traditional power sources. Federal government incentives continued to support the renewables buildout.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Clean Energy Income Composite Index	Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)	S&P Global Clean Energy Index (Total Return, USD, Unhedged)	S&P 500® Index
11/20	$13,633	$15,709	$12,386	$19,683	$12,123
11/21	$14,215	$15,773	$12,252	$19,833	$15,508
11/22	$13,327	$14,745	$11,612	$18,063	$14,079
11/23	$10,144	$12,008	$11,130	$12,405	$16,028
11/24	$10,363	$11,755	$11,982	$11,003	$21,460
11/25	$13,316	$15,702	$15,170	$15,415	$24,679

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Investor Shares (Commenced June 26, 2020)	28.49%	-0.47%	5.42%
Clean Energy Income Composite Index	33.58%	-0.01%	8.67%
Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)	26.61%	4.14%	7.98%
S&P Global Clean Energy Index (Total Return, USD, Unhedged)	40.10%	-4.77%	8.30%
S&P 500® Index	15.00%	15.27%	18.11%

Performance Inception Date	Jun. 26, 2020
AssetsNet	$ 41,248,154
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 300,309
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$41,248,154
# of Portfolio Holdings as of Period End	41
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$300,309

Holdings [Text Block]

Sector Allocation (%)

Clean Power	73.3%
Solar Tech	11.8%
Bioenergy	9.5%
Wind Tech	4.1%
Other	0.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000193455
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Class A
Trading Symbol	GLEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$145	1.46%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	S&P 500® Index
11/17	$9,079	$9,607	$9,594	$10,547
11/18	$9,060	$9,587	$9,069	$11,208
11/19	$8,804	$9,316	$9,244	$13,014
11/20	$7,652	$8,098	$7,593	$15,286
11/21	$10,603	$11,220	$10,640	$19,554
11/22	$13,862	$14,669	$13,743	$17,753
11/23	$15,058	$15,934	$15,001	$20,210
11/24	$22,387	$23,690	$22,661	$27,059
11/25	$22,132	$23,420	$22,768	$31,118

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class A (Commenced September 29, 2017)	-1.14%	23.65%	10.96%
Class A including sales charges	-6.59%	22.25%	10.20%
Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	0.47%	24.54%	10.58%
S&P 500® Index	15.00%	15.27%	14.89%

Performance Inception Date	Sep. 29, 2017
AssetsNet	$ 442,060,192
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 4,559,982
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$442,060,192
# of Portfolio Holdings as of Period End	25
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$4,559,982

Holdings [Text Block]

Sector Allocation (%)

Natural Gas	32.7%
Gathering + Processing	31.9%
Petroleum	17.1%
Liquefaction	12.2%
Midstream	3.0%
Upstream	1.3%
Wholesale	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Strategies [Text Block]

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000193456
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Class C
Trading Symbol	GLECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$219	2.21%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.21%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	S&P 500® Index
11/17	$9,500	$9,596	$9,594	$10,547
11/18	$9,418	$9,513	$9,069	$11,208
11/19	$9,076	$9,168	$9,244	$13,014
11/20	$7,839	$7,919	$7,593	$15,286
11/21	$10,774	$10,883	$10,640	$19,554
11/22	$13,981	$14,122	$13,743	$17,753
11/23	$15,078	$15,231	$15,001	$20,210
11/24	$22,235	$22,459	$22,661	$27,059
11/25	$21,821	$22,041	$22,768	$31,118

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class C (Commenced September 29, 2017)	-1.86%	22.71%	10.15%
Class C including sales charges	-2.84%	22.71%	10.15%
Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	0.47%	24.54%	10.58%
S&P 500® Index	15.00%	15.27%	14.89%

Performance Inception Date	Sep. 29, 2017
AssetsNet	$ 442,060,192
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 4,559,982
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$442,060,192
# of Portfolio Holdings as of Period End	25
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$4,559,982

Holdings [Text Block]

Sector Allocation (%)

Natural Gas	32.7%
Gathering + Processing	31.9%
Petroleum	17.1%
Liquefaction	12.2%
Midstream	3.0%
Upstream	1.3%
Wholesale	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Strategies [Text Block]

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201753
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Class P
Trading Symbol	GAMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$109	1.09%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	S&P 500® Index
11/18	$10,042	$9,955	$10,436
11/19	$9,795	$10,147	$12,117
11/20	$8,544	$8,335	$14,233
11/21	$11,887	$11,680	$18,207
11/22	$15,599	$15,085	$16,530
11/23	$17,017	$16,466	$18,818
11/24	$25,374	$24,875	$25,195
11/25	$25,168	$24,992	$28,974

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	-0.81%	24.10%	12.85%
Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	0.47%	24.54%	12.75%
S&P 500® Index	15.00%	15.27%	14.96%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 442,060,192
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 4,559,982
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$442,060,192
# of Portfolio Holdings as of Period End	25
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$4,559,982

Holdings [Text Block]

Sector Allocation (%)

Natural Gas	32.7%
Gathering + Processing	31.9%
Petroleum	17.1%
Liquefaction	12.2%
Midstream	3.0%
Upstream	1.3%
Wholesale	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Strategies [Text Block]

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000193459
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Class R
Trading Symbol	GLERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$170	1.71%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	S&P 500® Index
11/17	$9,603	$9,594	$10,547
11/18	$9,559	$9,069	$11,208
11/19	$9,274	$9,244	$13,014
11/20	$8,034	$7,593	$15,286
11/21	$11,113	$10,640	$19,554
11/22	$14,489	$13,743	$17,753
11/23	$15,704	$15,001	$20,210
11/24	$23,272	$22,661	$27,059
11/25	$22,944	$22,768	$31,118

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class R (Commenced September 29, 2017)	-1.41%	23.34%	10.69%
Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	0.47%	24.54%	10.58%
S&P 500® Index	15.00%	15.27%	14.89%

Performance Inception Date	Sep. 29, 2017
AssetsNet	$ 442,060,192
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 4,559,982
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$442,060,192
# of Portfolio Holdings as of Period End	25
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$4,559,982

Holdings [Text Block]

Sector Allocation (%)

Natural Gas	32.7%
Gathering + Processing	31.9%
Petroleum	17.1%
Liquefaction	12.2%
Midstream	3.0%
Upstream	1.3%
Wholesale	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Strategies [Text Block]

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000193460
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Class R6
Trading Symbol	GLESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$109	1.09%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	S&P 500® Index
11/17	$9,613	$9,594	$10,547
11/18	$9,631	$9,069	$11,208
11/19	$9,405	$9,244	$13,014
11/20	$8,195	$7,593	$15,286
11/21	$11,401	$10,640	$19,554
11/22	$14,948	$13,743	$17,753
11/23	$16,305	$15,001	$20,210
11/24	$24,318	$22,661	$27,059
11/25	$24,135	$22,768	$31,118

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced September 29, 2017)	-0.75%	24.10%	11.38%
Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	0.47%	24.54%	10.58%
S&P 500® Index	15.00%	15.27%	14.89%

Performance Inception Date	Sep. 29, 2017
AssetsNet	$ 442,060,192
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 4,559,982
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$442,060,192
# of Portfolio Holdings as of Period End	25
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$4,559,982

Holdings [Text Block]

Sector Allocation (%)

Natural Gas	32.7%
Gathering + Processing	31.9%
Petroleum	17.1%
Liquefaction	12.2%
Midstream	3.0%
Upstream	1.3%
Wholesale	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Strategies [Text Block]

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000193457
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	GLEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$110	1.10%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	S&P 500® Index
8/17/17	$1,000,000	$1,000,000	$1,000,000
11/17	$961,300	$959,400	$1,054,700
11/18	$963,030	$906,921	$1,120,830
11/19	$940,303	$924,424	$1,301,395
11/20	$820,226	$759,322	$1,528,619
11/21	$1,140,360	$1,064,038	$1,955,409
11/22	$1,495,811	$1,374,312	$1,775,316
11/23	$1,631,481	$1,500,061	$2,021,020
11/24	$2,431,885	$2,266,143	$2,705,944
11/25	$2,412,187	$2,276,793	$3,111,835

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Institutional Shares (Commenced September 29, 2017)	-0.81%	24.06%	11.37%
Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	0.47%	24.54%	10.58%
S&P 500® Index	15.00%	15.27%	14.89%

Performance Inception Date	Sep. 29, 2017
AssetsNet	$ 442,060,192
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 4,559,982
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$442,060,192
# of Portfolio Holdings as of Period End	25
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$4,559,982

Holdings [Text Block]

Sector Allocation (%)

Natural Gas	32.7%
Gathering + Processing	31.9%
Petroleum	17.1%
Liquefaction	12.2%
Midstream	3.0%
Upstream	1.3%
Wholesale	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Strategies [Text Block]

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000193458
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Energy Infrastructure Fund
Class Name	Investor Class
Trading Symbol	GLEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$120	1.21%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	S&P 500® Index
11/17	$9,610	$9,594	$10,547
11/18	$9,614	$9,069	$11,208
11/19	$9,373	$9,244	$13,014
11/20	$8,165	$7,593	$15,286
11/21	$11,342	$10,640	$19,554
11/22	$14,860	$13,743	$17,753
11/23	$16,191	$15,001	$20,210
11/24	$24,110	$22,661	$27,059
11/25	$23,903	$22,768	$31,118

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Investor Shares (Commenced September 29, 2017)	-0.86%	23.95%	11.24%
Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)	0.47%	24.54%	10.58%
S&P 500® Index	15.00%	15.27%	14.89%

Performance Inception Date	Sep. 29, 2017
AssetsNet	$ 442,060,192
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 4,559,982
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$442,060,192
# of Portfolio Holdings as of Period End	25
Portfolio Turnover Rate for the Period	38%
Total Net Advisory Fees Paid for the Period	$4,559,982

Holdings [Text Block]

Sector Allocation (%)

Natural Gas	32.7%
Gathering + Processing	31.9%
Petroleum	17.1%
Liquefaction	12.2%
Midstream	3.0%
Upstream	1.3%
Wholesale	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Material Fund Change Strategies [Text Block]

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124917
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Class A
Trading Symbol	GLPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$131	1.32%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Alerian MLP Index (Total Return, USD, Unhedged)	S&P 500® Index
12/1/15	$9,450	$10,000	$10,000	$10,000
11/16	$10,420	$11,026	$10,928	$10,806
11/17	$9,550	$10,105	$10,182	$13,277
11/18	$9,571	$10,129	$10,305	$14,110
11/19	$8,513	$9,008	$9,171	$16,383
11/20	$6,138	$6,495	$6,924	$19,243
11/21	$8,708	$9,215	$9,607	$24,616
11/22	$11,748	$12,432	$13,667	$22,349
11/23	$13,609	$14,401	$16,850	$25,442
11/24	$18,000	$19,047	$22,095	$34,064
11/25	$17,816	$18,853	$22,879	$39,174

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	-1.02%	23.74%	6.54%
Class A including sales charges	-6.46%	22.35%	5.94%
Alerian MLP Index (Total Return, USD, Unhedged)	3.55%	26.99%	8.62%
S&P 500® Index	15.00%	15.27%	14.62%

AssetsNet	$ 1,606,909,231
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 15,880,353
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,606,909,231
# of Portfolio Holdings as of Period End	31
Portfolio Turnover Rate for the Period	130%
Total Net Advisory Fees Paid for the Period	$15,880,353

Holdings [Text Block]

Sector Allocation (%)

Gathering + Processing	38.6%
Natural Gas	30.0%
Petroleum	10.7%
Wholesale	6.5%
Liquefaction	6.2%
Midstream	4.1%
Upstream	3.8%
Pipelines	2.9%
Retail	1.5%
Other	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

The Fund's net expense ratio decreased during the Period as a result of a decrease in current and deferred tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the Period as a result of a decrease in current and deferred tax expenses.
Material Fund Change Strategies [Text Block]

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124918
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Class C
Trading Symbol	GLPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$183	1.85%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Alerian MLP Index (Total Return, USD, Unhedged)	S&P 500® Index
12/1/15	$9,900	$10,000	$10,000	$10,000
11/16	$10,841	$10,951	$10,928	$10,806
11/17	$9,849	$9,949	$10,182	$13,277
11/18	$9,812	$9,911	$10,305	$14,110
11/19	$8,670	$8,758	$9,171	$16,383
11/20	$6,208	$6,270	$6,924	$19,243
11/21	$8,744	$8,832	$9,607	$24,616
11/22	$11,707	$11,825	$13,667	$22,349
11/23	$13,459	$13,595	$16,850	$25,442
11/24	$17,668	$17,846	$22,095	$34,064
11/25	$17,357	$17,532	$22,879	$39,174

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	-1.76%	22.82%	5.77%
Class C including sales charges	-2.75%	22.82%	5.77%
Alerian MLP Index (Total Return, USD, Unhedged)	3.55%	26.99%	8.62%
S&P 500® Index	15.00%	15.27%	14.62%

AssetsNet	$ 1,606,909,231
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 15,880,353
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,606,909,231
# of Portfolio Holdings as of Period End	31
Portfolio Turnover Rate for the Period	130%
Total Net Advisory Fees Paid for the Period	$15,880,353

Holdings [Text Block]

Sector Allocation (%)

Gathering + Processing	38.6%
Natural Gas	30.0%
Petroleum	10.7%
Wholesale	6.5%
Liquefaction	6.2%
Midstream	4.1%
Upstream	3.8%
Pipelines	2.9%
Retail	1.5%
Other	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

The Fund's net expense ratio decreased during the Period as a result of a decrease in current and deferred tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the Period as a result of a decrease in current and deferred tax expenses.
Material Fund Change Strategies [Text Block]

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201752
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Class P
Trading Symbol	GMNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Alerian MLP Index (Total Return, USD, Unhedged)	S&P 500® Index
11/18	$9,928	$10,113	$10,436
11/19	$8,863	$9,001	$12,117
11/20	$6,415	$6,795	$14,233
11/21	$9,135	$9,429	$18,207
11/22	$12,371	$13,412	$16,530
11/23	$14,381	$16,536	$18,818
11/24	$19,090	$21,684	$25,195
11/25	$18,966	$22,453	$28,974

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	-0.65%	24.20%	8.75%
Alerian MLP Index (Total Return, USD, Unhedged)	3.55%	26.99%	11.18%
S&P 500® Index	15.00%	15.27%	14.96%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 1,606,909,231
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 15,880,353
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,606,909,231
# of Portfolio Holdings as of Period End	31
Portfolio Turnover Rate for the Period	130%
Total Net Advisory Fees Paid for the Period	$15,880,353

Holdings [Text Block]

Sector Allocation (%)

Gathering + Processing	38.6%
Natural Gas	30.0%
Petroleum	10.7%
Wholesale	6.5%
Liquefaction	6.2%
Midstream	4.1%
Upstream	3.8%
Pipelines	2.9%
Retail	1.5%
Other	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

The Fund's net expense ratio decreased during the Period as a result of a decrease in current and deferred tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the Period as a result of a decrease in current and deferred tax expenses.
Material Fund Change Strategies [Text Block]

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124921
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Class R
Trading Symbol	GLPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$161	1.62%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Alerian MLP Index (Total Return, USD, Unhedged)	S&P 500® Index
12/1/15	$10,000	$10,000	$10,000
11/16	$11,021	$10,928	$10,806
11/17	$10,048	$10,182	$13,277
11/18	$10,072	$10,305	$14,110
11/19	$8,940	$9,171	$16,383
11/20	$6,420	$6,924	$19,243
11/21	$9,088	$9,607	$24,616
11/22	$12,232	$13,667	$22,349
11/23	$14,130	$16,850	$25,442
11/24	$18,644	$22,095	$34,064
11/25	$18,409	$22,879	$39,174

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	-1.26%	23.44%	6.29%
Alerian MLP Index (Total Return, USD, Unhedged)	3.55%	26.99%	8.62%
S&P 500® Index	15.00%	15.27%	14.62%

AssetsNet	$ 1,606,909,231
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 15,880,353
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,606,909,231
# of Portfolio Holdings as of Period End	31
Portfolio Turnover Rate for the Period	130%
Total Net Advisory Fees Paid for the Period	$15,880,353

Holdings [Text Block]

Sector Allocation (%)

Gathering + Processing	38.6%
Natural Gas	30.0%
Petroleum	10.7%
Wholesale	6.5%
Liquefaction	6.2%
Midstream	4.1%
Upstream	3.8%
Pipelines	2.9%
Retail	1.5%
Other	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

The Fund's net expense ratio decreased during the Period as a result of a decrease in current and deferred tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the Period as a result of a decrease in current and deferred tax expenses.
Material Fund Change Strategies [Text Block]

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000199576
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Class R6
Trading Symbol	GLPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$104	1.04%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Alerian MLP Index (Total Return, USD, Unhedged)	S&P 500® Index
11/18	$10,715	$10,960	$10,833
11/19	$9,579	$9,754	$12,578
11/20	$6,929	$7,365	$14,774
11/21	$9,867	$10,218	$18,899
11/22	$13,365	$14,536	$17,159
11/23	$15,538	$17,921	$19,533
11/24	$20,627	$23,500	$26,153
11/25	$20,493	$24,334	$30,076

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced April 2, 2018)	-0.65%	24.21%	9.80%
Alerian MLP Index (Total Return, USD, Unhedged)	3.55%	26.99%	12.29%
S&P 500® Index	15.00%	15.27%	15.44%

Performance Inception Date	Apr. 02, 2018
AssetsNet	$ 1,606,909,231
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 15,880,353
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,606,909,231
# of Portfolio Holdings as of Period End	31
Portfolio Turnover Rate for the Period	130%
Total Net Advisory Fees Paid for the Period	$15,880,353

Holdings [Text Block]

Sector Allocation (%)

Gathering + Processing	38.6%
Natural Gas	30.0%
Petroleum	10.7%
Wholesale	6.5%
Liquefaction	6.2%
Midstream	4.1%
Upstream	3.8%
Pipelines	2.9%
Retail	1.5%
Other	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

The Fund's net expense ratio decreased during the Period as a result of a decrease in current and deferred tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the Period as a result of a decrease in current and deferred tax expenses.
Material Fund Change Strategies [Text Block]

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124919
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	GMLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$86	0.86%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Alerian MLP Index (Total Return, USD, Unhedged)	S&P 500® Index
12/1/15	$1,000,000	$1,000,000	$1,000,000
11/16	$1,109,500	$1,092,800	$1,080,600
11/17	$1,018,410	$1,018,162	$1,327,733
11/18	$1,025,233	$1,030,482	$1,410,982
11/19	$914,816	$917,129	$1,638,291
11/20	$662,876	$692,432	$1,924,337
11/21	$943,935	$960,749	$2,461,612
11/22	$1,278,560	$1,366,666	$2,234,897
11/23	$1,485,942	$1,684,963	$2,544,207
11/24	$1,972,588	$2,209,492	$3,406,439
11/25	$1,959,766	$2,287,929	$3,917,405

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	-0.65%	24.19%	6.95%
Alerian MLP Index (Total Return, USD, Unhedged)	3.55%	26.99%	8.62%
S&P 500® Index	15.00%	15.27%	14.62%

AssetsNet	$ 1,606,909,231
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 15,880,353
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,606,909,231
# of Portfolio Holdings as of Period End	31
Portfolio Turnover Rate for the Period	130%
Total Net Advisory Fees Paid for the Period	$15,880,353

Holdings [Text Block]

Sector Allocation (%)

Gathering + Processing	38.6%
Natural Gas	30.0%
Petroleum	10.7%
Wholesale	6.5%
Liquefaction	6.2%
Midstream	4.1%
Upstream	3.8%
Pipelines	2.9%
Retail	1.5%
Other	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

The Fund's net expense ratio decreased during the Period as a result of a decrease in current and deferred tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the Period as a result of a decrease in current and deferred tax expenses.
Material Fund Change Strategies [Text Block]

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124920
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MLP Energy Infrastructure Fund
Class Name	Investor Class
Trading Symbol	GLPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$109	1.09%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Energy-related equities gained amid macro-related volatility, global trade concerns and U.S. tariff announcements. Oil-centric stocks were driven by commodity prices and global production outlooks, while natural gas-focused assets benefited from U.S. liquefied natural gas exports, supply chain onshoring and the AI infrastructure buildout.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Alerian MLP Index (Total Return, USD, Unhedged)	S&P 500® Index
12/1/15	$10,000	$10,000	$10,000
11/16	$11,072	$10,928	$10,806
11/17	$10,157	$10,182	$13,277
11/18	$10,227	$10,305	$14,110
11/19	$9,101	$9,171	$16,383
11/20	$6,586	$6,924	$19,243
11/21	$9,367	$9,607	$24,616
11/22	$12,672	$13,667	$22,349
11/23	$14,714	$16,850	$25,442
11/24	$19,507	$22,095	$34,064
11/25	$19,357	$22,879	$39,174

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	-0.77%	24.05%	6.82%
Alerian MLP Index (Total Return, USD, Unhedged)	3.55%	26.99%	8.62%
S&P 500® Index	15.00%	15.27%	14.62%

AssetsNet	$ 1,606,909,231
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 15,880,353
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,606,909,231
# of Portfolio Holdings as of Period End	31
Portfolio Turnover Rate for the Period	130%
Total Net Advisory Fees Paid for the Period	$15,880,353

Holdings [Text Block]

Sector Allocation (%)

Gathering + Processing	38.6%
Natural Gas	30.0%
Petroleum	10.7%
Wholesale	6.5%
Liquefaction	6.2%
Midstream	4.1%
Upstream	3.8%
Pipelines	2.9%
Retail	1.5%
Other	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

The Fund's net expense ratio decreased during the Period as a result of a decrease in current and deferred tax expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the Period as a result of a decrease in current and deferred tax expenses.
Material Fund Change Strategies [Text Block]

Effective April 15, 2025, the Fund changed its principal investment strategy to revise the categories of energy infrastructure companies that the Fund may invest in as part of its non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies. This change did not materially impact the way in which the Fund is managed nor its portfolio holdings, and the Fund’s investment objective did not change.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs